FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non current other payables	$ 46	$ 21
Current trade payables	15	14
Trade payables	210	215
Total trade and other payables	238	281
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	28	10
Current other payables	11	12
Finance Leases Liability [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	14	10
Current other payables	4	2
Contractual Penalty Debt [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	4
Current other payables	2
Others [Member]
IfrsStatementLineItems [Line Items]
Non current other payables		1
Current other payables		1
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	46	21
Current other payables	28	66
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	186	198
Customer Advances [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	9	3
Related parties [member]
IfrsStatementLineItems [Line Items]
Current trade payables	15	14
Liability For Acquisition Of Companies [Member]
IfrsStatementLineItems [Line Items]
Current other payables	8	46
Investment Plan Readjustment Liability [Member]
IfrsStatementLineItems [Line Items]
Current other payables		5
Debtors [Member]
IfrsStatementLineItems [Line Items]
Current other payables	$ 3